Subsequent Events - Additional Information (Detail) (USD $)			1 Months Ended				1 Months Ended				1 Months Ended						1 Months Ended								1 Months Ended										1 Months Ended		1 Months Ended
	Apr. 30, 2013	Oct. 31, 2012	May 24, 2013 Subsequent Events Ratio	May 24, 2013 Subsequent Events Revolving Facility [Member]	Jul. 16, 2013 Subsequent Events 7.875% Senior Secured Notes Due 2018 [Member]	Jul. 16, 2013 Subsequent Events 10.000% Senior Notes due 2020 [Member]	May 24, 2013 Subsequent Events Minimum [Member]	May 24, 2013 Subsequent Events Maximum [Member]	May 24, 2013 Subsequent Events U.S. borrowers [Member]	May 24, 2013 Subsequent Events U.S. borrowers [Member] Revolving Facility [Member]	May 24, 2013 Subsequent Events U.S. borrowers [Member] Minimum [Member] Group One [Member]	May 24, 2013 Subsequent Events U.S. borrowers [Member] Minimum [Member] Group Two [Member]	May 24, 2013 Subsequent Events U.S. borrowers [Member] Maximum [Member] Group One [Member]	May 24, 2013 Subsequent Events U.S. borrowers [Member] Maximum [Member] Group Two [Member]	May 24, 2013 Subsequent Events Canadian borrower [Member]	May 24, 2013 Subsequent Events Canadian borrower [Member] Revolving Facility [Member]	May 24, 2013 Subsequent Events Canadian borrower [Member] Minimum [Member]	May 24, 2013 Subsequent Events Canadian borrower [Member] Minimum [Member] Group One [Member]	May 24, 2013 Subsequent Events Canadian borrower [Member] Minimum [Member] Group Two [Member]	May 24, 2013 Subsequent Events Canadian borrower [Member] Maximum [Member]	May 24, 2013 Subsequent Events Canadian borrower [Member] Maximum [Member] Group One [Member]	May 24, 2013 Subsequent Events Canadian borrower [Member] Maximum [Member] Group Two [Member]	May 24, 2013 Subsequent Events Australian borrower [Member]	May 24, 2013 Subsequent Events Australian borrower [Member] Revolving Facility [Member]	May 24, 2013 Subsequent Events Australian borrower [Member] Minimum [Member]	May 24, 2013 Subsequent Events Australian borrower [Member] Minimum [Member] Group One [Member]	May 24, 2013 Subsequent Events Australian borrower [Member] Minimum [Member] Group Two [Member]	May 24, 2013 Subsequent Events Australian borrower [Member] Maximum [Member]	May 24, 2013 Subsequent Events Australian borrower [Member] Maximum [Member] Group One [Member]	May 24, 2013 Subsequent Events Australian borrower [Member] Maximum [Member] Group Two [Member]	May 24, 2013 Subsequent Events Japanese borrower [Member] Revolving Facility [Member]	May 24, 2013 Subsequent Events U.S. letters of credit [Member] Revolving Facility [Member]	May 24, 2013 Subsequent Events Canadian letters of credit [Member] Revolving Facility [Member]	May 24, 2013 Subsequent Events Australian letters of credit [Member] Revolving Facility [Member]	May 24, 2013 Subsequent Events Japanese letters of credit [Member]	May 24, 2013 Subsequent Events Japanese letters of credit [Member] Revolving Facility [Member]	May 24, 2013 Subsequent Events Japanese letters of credit [Member] Minimum [Member]	May 24, 2013 Subsequent Events Japanese letters of credit [Member] Maximum [Member]
Subsequent Event [Line Items]
Debt instrument, aggregate principal amount					$ 280,000,000	$ 225,000,000
Revolving facility maximum borrowing capacity	329,000,000	360,000,000								160,000,000						30,000,000								25,000,000							15,000,000
Revolving credit facility increase in additional borrowing				125,000,000
Sublimit for letters of credit under Revolving Facility																																92,500,000	12,500,000	25,000,000		15,000,000
Revolving facility term				5 years
Revolving Facility due, in days				91 days
Base Rate plus a spread, percentage											1.75%	0.75%	2.25%	1.75%				1.75%	0.75%		2.25%	1.75%				1.75%	0.75%		2.25%	1.75%							0.75%	1.75%
Increase in interest rate under Revolving Facility									2.00%						2.00%										200.00%										2.00%
Federal funds effective rate									0.50%						0.50%
Adjusted TIBOR rate interest period									1 month						1 month								1 month												1 month
Adjusted TIBOR rate									1						1								1												1
Bankers' acceptance equivalent rate plus a spread																	1.75%			2.25%
Prime Rate																	0.75%			1.75%
Bank of Canada overnight rate															0.50%
Bankers' acceptance equivalent rate for interest percentage															1.00%
Bankers' acceptance equivalent rate for interest period															30 days
Australian bank bill rate plus a spread																									1.75%			2.25%
TIBOR rate plus a spread, minimum percentage																																			1.75%
TIBOR rate plus a spread, maximum percentage																																			2.25%
Fixed charge coverage ratio, minimum			1.0
Fixed charge coverage ratio, maximum			1.0
Aggregate excess availability under the Revolving Facility, amount			$ 15,000,000
Aggregate excess availability under the Revolving Facility, as a percentage							10.00%	40.00%